Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ZOOZ Power Ltd.
Entity Central Index Key	0001992818
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	4B Hamelacha St.
Entity Address, City or Town	Lod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7152008
City Area Code	+972
Local Phone Number	(8) 6805566
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates